SHAREHOLDERS' EQUITY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Risk-free interest rate, minimum	0.65%	0.94%	1.14%
Risk-free interest rate, maximum	1.04%	2.30%	3.64%
Expected life of options	4 years 9 months	4 years 9 months	7 years
Expected annual volatility, minimum	51.76%	49.42%	50.97%
Expected annual volatility, maximum	55.04%	54.45%	68.60%
Expected dividend yield	0.00%	0.00%	0.00%